Offerings	May 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Fee Rate	0.01381%
Offering Note	This registration statement covers the registration of such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities and (d) warrants to purchase shares of common stock, shares of preferred stock or debt securities of the registrant, as may be offered and sold from time to time by the registrant. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $300,000,000.00. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value
Fee Rate	0.01381%
Offering Note	This registration statement covers the registration of such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities and (d) warrants to purchase shares of common stock, shares of preferred stock or debt securities of the registrant, as may be offered and sold from time to time by the registrant. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $300,000,000.00. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	This registration statement covers the registration of such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities and (d) warrants to purchase shares of common stock, shares of preferred stock or debt securities of the registrant, as may be offered and sold from time to time by the registrant. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $300,000,000.00. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	This registration statement covers the registration of such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities and (d) warrants to purchase shares of common stock, shares of preferred stock or debt securities of the registrant, as may be offered and sold from time to time by the registrant. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $300,000,000.00. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 189,085,862.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,112.76
Offering Note	This registration statement covers the registration of such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities and (d) warrants to purchase shares of common stock, shares of preferred stock or debt securities of the registrant, as may be offered and sold from time to time by the registrant. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $300,000,000.00. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act based on the proposed maximum aggregate offering price of the shares to be sold. The registrant has determined to include in this Registration Statement $110,914,137.87 of unsold securities previously registered on the registrant’s registration statement on Form S-3 (File No. 333-275290) (the “Prior Registration Statement”), which was originally filed with the Securities and Exchange Commission (the “SEC”) on November 3, 2023, and declared effective by the SEC on November 14, 2023 (the “Unsold Securities”), which remain unsold as of the date hereof. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee relating to such Unsold Securities under the Prior Registration Statement, which was applied to the Prior Registration Statement, will continue to be applied to such Unsold Securities registered pursuant to this Registration Statement. Accordingly, the “Amount of Registration Fee” for the offering above reflects only the filing fee attributable to the $189,085,862.13 of securities newly registered on this Registration Statement.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-275290
Carry Forward Initial Effective Date	Nov. 14, 2023
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registrant statement include $110,914,137.87 of Unsold Securities. The registrant previously applied a fee of $32,730 in connection with the filing of the Prior Registration Statement, of which $5,074.70 relates to $110,914,137.87 of the Unsold Securities. The previously applied filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. In accordance with Rule 415(a)(5) and Rule 415(a)(6), the registrant may continue to offer and sell the securities covered by the Prior Registration Statement during the grace period afforded by Rule 415(a)(5). To the extent that, after the filing date hereof and prior to effectiveness of this Registration Statement, the registrant sells any Unsold Securities under the Prior Registration Statement pursuant to Rule 415(a)(6), the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of securities to be registered on this Registration Statement, if any. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will expire upon the earlier of (i) the effective date of this Registration Statement or (ii) May 2, 2027 because 180 days from the third anniversary of the initial effective date of the Prior Registration Statement will have elapsed and all offerings thereunder have been completed or terminated. $189,085,862.13 of securities were sold by the registrant under the Prior Registration Statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-275290
Carry Forward Initial Effective Date	Nov. 14, 2023
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registrant statement include $110,914,137.87 of Unsold Securities. The registrant previously applied a fee of $32,730 in connection with the filing of the Prior Registration Statement, of which $5,074.70 relates to $110,914,137.87 of the Unsold Securities. The previously applied filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. In accordance with Rule 415(a)(5) and Rule 415(a)(6), the registrant may continue to offer and sell the securities covered by the Prior Registration Statement during the grace period afforded by Rule 415(a)(5). To the extent that, after the filing date hereof and prior to effectiveness of this Registration Statement, the registrant sells any Unsold Securities under the Prior Registration Statement pursuant to Rule 415(a)(6), the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of securities to be registered on this Registration Statement, if any. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will expire upon the earlier of (i) the effective date of this Registration Statement or (ii) May 2, 2027 because 180 days from the third anniversary of the initial effective date of the Prior Registration Statement will have elapsed and all offerings thereunder have been completed or terminated. $189,085,862.13 of securities were sold by the registrant under the Prior Registration Statement.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275290
Carry Forward Initial Effective Date	Nov. 14, 2023
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registrant statement include $110,914,137.87 of Unsold Securities. The registrant previously applied a fee of $32,730 in connection with the filing of the Prior Registration Statement, of which $5,074.70 relates to $110,914,137.87 of the Unsold Securities. The previously applied filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. In accordance with Rule 415(a)(5) and Rule 415(a)(6), the registrant may continue to offer and sell the securities covered by the Prior Registration Statement during the grace period afforded by Rule 415(a)(5). To the extent that, after the filing date hereof and prior to effectiveness of this Registration Statement, the registrant sells any Unsold Securities under the Prior Registration Statement pursuant to Rule 415(a)(6), the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of securities to be registered on this Registration Statement, if any. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will expire upon the earlier of (i) the effective date of this Registration Statement or (ii) May 2, 2027 because 180 days from the third anniversary of the initial effective date of the Prior Registration Statement will have elapsed and all offerings thereunder have been completed or terminated. $189,085,862.13 of securities were sold by the registrant under the Prior Registration Statement.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275290
Carry Forward Initial Effective Date	Nov. 14, 2023
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registrant statement include $110,914,137.87 of Unsold Securities. The registrant previously applied a fee of $32,730 in connection with the filing of the Prior Registration Statement, of which $5,074.70 relates to $110,914,137.87 of the Unsold Securities. The previously applied filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. In accordance with Rule 415(a)(5) and Rule 415(a)(6), the registrant may continue to offer and sell the securities covered by the Prior Registration Statement during the grace period afforded by Rule 415(a)(5). To the extent that, after the filing date hereof and prior to effectiveness of this Registration Statement, the registrant sells any Unsold Securities under the Prior Registration Statement pursuant to Rule 415(a)(6), the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of securities to be registered on this Registration Statement, if any. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will expire upon the earlier of (i) the effective date of this Registration Statement or (ii) May 2, 2027 because 180 days from the third anniversary of the initial effective date of the Prior Registration Statement will have elapsed and all offerings thereunder have been completed or terminated. $189,085,862.13 of securities were sold by the registrant under the Prior Registration Statement.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 110,914,137.87
Carry Forward Form Type	S-3
Carry Forward File Number	333-275290
Carry Forward Initial Effective Date	Nov. 14, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,074.70
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registrant statement include $110,914,137.87 of Unsold Securities. The registrant previously applied a fee of $32,730 in connection with the filing of the Prior Registration Statement, of which $5,074.70 relates to $110,914,137.87 of the Unsold Securities. The previously applied filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. In accordance with Rule 415(a)(5) and Rule 415(a)(6), the registrant may continue to offer and sell the securities covered by the Prior Registration Statement during the grace period afforded by Rule 415(a)(5). To the extent that, after the filing date hereof and prior to effectiveness of this Registration Statement, the registrant sells any Unsold Securities under the Prior Registration Statement pursuant to Rule 415(a)(6), the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of securities to be registered on this Registration Statement, if any. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will expire upon the earlier of (i) the effective date of this Registration Statement or (ii) May 2, 2027 because 180 days from the third anniversary of the initial effective date of the Prior Registration Statement will have elapsed and all offerings thereunder have been completed or terminated. $189,085,862.13 of securities were sold by the registrant under the Prior Registration Statement.